Consolidated Statement of Comprehensive Income/(Loss) of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net profit/(loss)	€ (196,447)	€ 15,218	€ (94,649)
Items that may be reclassified subsequently to profit or loss
Currency translation differences from foreign operations	(9,623)	2,667	(155)
Total comprehensive income/(loss) for the year	€ (206,070)	€ 17,885	€ (94,804)